Shareholder Report, Holdings (Details) - C000248999 [Member]	Jul. 31, 2026
NewMarket Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Solventum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Maplebear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Kroger Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%